BRADFORD D. RODGERS
Vice President and Senior Counsel
Writer's Direct Number: (205) 268-1113
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220
E-mail: brad.rodgers@protective.com

November 30, 2021

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:
Initial Registration Statement on Form N-4 for
Protective Life Insurance Company
Protective Variable Annuity Separate Account, No. 811-8108
Protective Aspirations Variable Annuity

Dear Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 for certain individual flexible premium deferred variable annuity contracts (the “Contracts”).  The Contracts will be issued through the Separate Account, which is registered with the Commission under the Investment Company Act of 1940, as amended.  Financial statements, any exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions, please contact the undersigned at (205) 268-1113 or our outside counsel Thomas Bisset at (202) 383-0118.

Sincerely,

/s/ Bradford D. Rodgers     _
Bradford D. Rodgers
Vice President and Senior Counsel